2022 Equity Incentive Plan	12 Months Ended
Dec. 31, 2023
2022 Equity Incentive Plan [Abstract]
2022 Equity Incentive Plan

Note 33 – 2022 Equity Incentive Plan

Effective October 26, 2022, our Board of Directors adopted the 2022 Equity Incentive Plan (the “Plan”) authorizing a total of 2,000,000 shares of our Class B Ordinary Shares for future issuances under the Plan. Under the Plan, the exercise price of a granted option shall not be less than 100% of the fair market value on the date of grant (110% of the fair market value in the case of a 10% stockholder). Additionally, no option may be exercisable more than ten (10) years after the date it is granted (no more than five (5) years in the case of a 10% stockholder).

Share Awards

During the six months ended June 30, 2023, we granted share awards totaling 105,000 shares to two individuals, one of which is our Chief Executive Officer. The award to our CEO was for 65,000 shares, was granted on June 12, 2023 and vests in three equal annual installments beginning on June 12, 2024. The CEO’s award is dependent upon his continued employment with our Company. As of December 31, 2023, none of the CEO’s award shares are vested. A share award for 40,000 shares was granted on May 17, 2023 and was fully vested on the date of grant. We valued the share awards at US$214,400 based on the fair market values of our shares on the dates of grant. During the year ended December 31, 2023, we recorded a general and administrative expense totaling US$121,397 for the vested portion of the share awards.

Stock Options

On February 2, 2023, we granted options to purchase 250,000 of our Class B Ordinary Shares to five individuals who served as Directors in Brera. The options are exercisable at US$2.00 per share, expire seven (7) years from the date of grant, and vest ratably beginning January 26, 2024 over a three year period. In May 2023, an individual with options to purchase 50,000 shares resigned and his options were cancelled.

The fair value of each stock option was estimated on the date of grant using the Black-Scholes option pricing model, resulting in a valuation totaling US$595,000. During the year ended December 31, 2023, we recorded a general and administrative expense in the amount of US$190,086 in connection with these stock options, representing the vested portion of the stock options during that period. The assumptions used in determining the fair value of the stock options were as follows:

December 31, 2023
Expected term in years	7 years
Risk-free interest rate	0.344%
Annual expected volatility	125.0%
Dividend yield	0.00%

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the option grant.

Volatility: We estimate the expected volatility of the stock price based on the corresponding volatility of our historical stock price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Remaining term: The remaining term is based on the remaining contractual term of the warrant.

Activity related to the stock options for the year ended December 31, 2023 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	-	$-
Activity during the year ended December 31, 2023:
Options granted	250,000	2.00
Options forfeited	(50,000)	2.00
Outstanding, June 30, 2023	200,000	2.00
Exercisable, end of period	-	$0.25	6.6	$0

In February 2023, Sergio Carlo Scalpelli, the Group’s former Chief Executive Officer and director, was granted a stock option to purchase 50,000 shares. Mr. Scalpelli terminated his service to the Group before any of the option vested and accordingly the option was forfeited.

As at December 31, 2023 the stock option vesting schedule was as follows:

Name	Grant Date	Vesting Date	Maturity Date	Number of Options	# of Options Vested
Alberto Libanori	2-Feb-23	26-Jan-24	1-Feb-30	16,667	-
Alberto Libanori	2-Feb-23	26-Jan-25	1-Feb-30	16,667	-
Alberto Libanori	2-Feb-23	26-Jan-26	1-Feb-30	16,667	-
				50,000	-

Christopher Gardner	2-Feb-23	26-Jan-24	1-Feb-30	16,667	-
Christopher Gardner	2-Feb-23	26-Jan-25	1-Feb-30	16,667	-
Christopher Gardner	2-Feb-23	26-Jan-26	1-Feb-30	16,667	-
				50,000	-

Goran Pandev	2-Feb-23	26-Jan-24	1-Feb-30	16,667	-
Goran Pandev	2-Feb-23	26-Jan-25	1-Feb-30	16,667	-
Goran Pandev	2-Feb-23	26-Jan-26	1-Feb-30	16,667	-
				50,000	-

Pietro Bersani	2-Feb-23	26-Jan-24	1-Feb-30	16,667	-
Pietro Bersani	2-Feb-23	26-Jan-25	1-Feb-30	16,667	-
Pietro Bersani	2-Feb-23	26-Jan-26	1-Feb-30	16,667	-
				50,000	-